Debt and Credit Facilities - Long-term Debt (Details) $ in Millions, $ in Millions			12 Months Ended
	Dec. 16, 2019 CAD ($)	Jun. 17, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Mar. 15, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 4,570	$ 4,114	$ 2,387		$ 1,637
Long-term debt due within one year			400	1,433	$ 0		1,050
Long-term debt repayment			$ 1,389	0
6.15% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.15%	6.15%		6.15%
Long-term debt repayment	$ 987	$ 402
7.25% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.25%		7.25%		7.25%
5.00% Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.00%		5.00%
3.95% Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.95%		3.95%
4.00 Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.00%		4.00%
3.55% Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.55%		3.55%
3.60% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.60%		3.60%
6.80% Notes Due 2037
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.80%		6.80%
Non-current debt due within one year [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt due within one year			$ 400	1,433
Long-term debt
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 4,570	4,114
Four Point Four Zero Percent Notes Due 2029 [Member] [Domain]
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 750
Borrowings, interest rate			4.40%		4.40%
3.60% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						4.40%
Cost | 6.15% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Long-term debt due within one year			$ 0	410	$ 0		300
Cost | 7.25% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Long-term debt due within one year			0	1,023	0		750
Cost | 5.00% Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Long-term debt			0	400	0		0
Long-term debt due within one year			400	0	0		0
Cost | 3.95% Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt			648	682	500		500
Cost | 4.00 Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt			973	1,023	750		750
Cost | 3.55% Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt			750	750	0		0
Cost | 3.60% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Long-term debt			750	750	0		0
Cost | 6.80% Notes Due 2037
Disclosure of detailed information about borrowings [line items]
Long-term debt			501	528	387		387
Cost | Four Point Four Zero Percent Notes Due 2029 [Member] [Domain]
Disclosure of detailed information about borrowings [line items]
Long-term debt			973	0	750		0
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ (25)	$ (19)	$ 0		$ 0